Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of associates [line items]
Other comprehensive income, net of income tax	$ 83,934	$ 2,676	$ 109,617	$ (170,976)
Total comprehensive income for the year	634,569	$ 20,229	1,549,153	1,796,589
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Profit (loss) for the year from continuing operations	(142,649)		2,683	1,714
Other comprehensive income, net of income tax	22,084		16,978	12,993
Total comprehensive income for the year	$ (120,565)		$ 19,661	$ 14,707